STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		24 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (13,499)	$ (4,868)	$ (21,475)
Changes in Operating Assets and Liabilities:
Increase (decrease) in accounts payable and accrued liabilities	2,300	(1,900)	3,500
Accounts receivable	621	(621)
Net cash used in operating activities	(10,578)	(7,389)	(17,975)
FINANCING ACTIVITIES
Note payable	9,816		9,816
Interest expense	387		387
Common stock issued for cash			9,000
Net cash provided by financing activities	10,203		19,203
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(375)	(7,389)	1,228
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,603	8,992
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,228	1,603	1,228
Supplemental Cash Flow Disclosures:
Cash paid for interest
Cash paid for income taxes